Summary of Significant Accounting Policies (Policies)	12 Months Ended
Feb. 28, 2019
Accounting Policies [Abstract]
Basis of presentation and consolidation

(a) Basis of presentation and consolidation

The consolidated financial statements of the Company have been prepared in accordance with accounting principles generally accepted in the United States of America (“US GAAP”).

Principles of consolidation

(b) Principles of consolidation

The Company evaluates the need to consolidate certain VIEs of which the Company is the primary beneficiary. In determining whether the Company is the primary beneficiary, the Company considers if the Company (1) has power to direct the activities that most significantly affects the economic performance of the VIE, and (2) The obligation to absorb losses of the VIE that could potentially be significant to the VIE or the right to receive benefits from the VIE that could potentially be significant to the VIE. If deemed the primary beneficiary, the Company consolidates the VIE.

Determining whether the Company is the primary beneficiary in the VIE arrangement between the WOFE and the VIE entities requires a careful evaluation of the facts and circumstances, including whether the contractual agreements are substantive under the applicable legal and financial reporting frameworks, i.e. PRC law and US GAAP. The Company continually reviews its corporate governance arrangements to ensure that the contractual agreements are in fact valid and legally enforceable and therefore are indeed substantive.

The Company has also considered conflicts of interest arisen from the contractual arrangements. Mr. Tian is the nominal shareholder of the VIEs, and Mr. Tian is also the controlling shareholder and the largest shareholder of the Company. The interests of Mr. Tian as the nominal shareholder of the VIEs may differ from the interests of the Company as a whole, since Mr. Tian is only one of the beneficial shareholders of the Company. The Company relies on Mr. Tian, as a director and executive officer of the Company, to fulfill his fiduciary duties and abide by laws of the PRC and Cayman Islands and act in the best interest of the Company. The Company believes Mr. Tian will not act contrary to any of the contractual arrangements and the call option agreement provides the Company with a mechanism to remove Mr. Tian as a nominal shareholder of the VIEs should he act to the detriment of the Company. If the Company cannot resolve any conflicts of interest or disputes between the Company and Mr. Tian, the Company would have to rely on legal proceedings, which could result in disruption of its business, and there is substantial uncertainty as to the outcome of any such legal proceedings.

The VIEs Arrangement

The Company consolidates Four Seasons Investment, Shanghai Four Seasons and their subsidiaries as variable interest entities and referred to them as “the VIEs” in the Company’s consolidated financial statements. PRC laws and regulations currently require foreign entity that invests in the education business in China to be an educational institution with certain qualifications and experience in providing high-quality education outside China. The Company is not an educational institution and does not provide education services. Therefore, the Company conduct the operation through the VIEs. In addition, the VIEs hold leases and other assets necessary to operate the Company’s schools and learning centers, employ teachers and generate substantially all of the Company’s total net revenue.

The Company, through its wholly owned subsidiary in China, Shanghai Fuxi Information Technology Service Co., Ltd, (the “WOFE”) has entered into the following contractual arrangements with the VIEs that enable the Company to (1) have power to direct the activities that most significantly affects the economic performance of the VIEs, and (2) receive the economic benefits of the VIEs that could be significant to the VIEs. Accordingly, the Company is considered the primary beneficiary of the VIEs and has consolidated the VIEs’ financial results of operations, assets and liabilities and cash flows in the Company’s consolidated financial statements.

Agreements that provide the Company with effective control over the VIEs include:

Call Option Agreement Pursuant to the call option agreement among the WFOE, Shanghai Four Seasons, Four Seasons Investment and the shareholders of Shanghai Four Seasons and Four Seasons Investment ("the VIE shareholders"), the VIE shareholders unconditionally and irrevocably granted the WFOE or its designee an exclusive option to purchase, to the extent permitted under PRC laws and regulations, all or part of the equity interests in the VIEs at nominal consideration which decided by the WFOE or the lowest consideration permitted by PRC laws and regulations under the circumstances where the WFOE or its designee is permitted under PRC laws and regulations to own all or part of the equity interests of VIEs. The WFOE has the sole discretion to decide when to exercise the option, and whether to exercise the option in part or in full. Without the WFOE’s written consent, the VIE shareholders may not sell, transfer, pledge or otherwise dispose of or create any encumbrance on any of VIEs’ assets or equity interests. The agreement can be terminated by the WFOE by giving a 30-day prior notice, but not by the VIEs or VIEs’ shareholders.

Voting Rights Proxy Agreement & Irrevocable Power of Attorney The VIE shareholders executed voting rights proxy agreement, appointing the WFOE, or any person designated by the WFOE, as their attorney-in-fact to (i) call and attend shareholders meeting of VIEs and execute relevant shareholders resolutions; (ii) exercise on his behalf all his rights as a shareholder of VIEs, including those rights under PRC laws and regulations and the articles of association of VIEs, such as voting, appointing, replacing or removing directors, (iii) submit all documents as required by governmental authorities on behalf of VIEs, (iv) assign the shareholding rights to VIEs, including receiving dividends, disposing of equity interest and enjoying the rights and interests during and after liquidation. The agreement will remain in effect unless the WFOE terminates the agreement by giving a written notice.

Equity Pledge Agreement The VIE shareholders agreed to pledge their equity interest in VIEs to the WFOE to secure the performance of the VIEs’ obligations under the series of contractual agreements and any such agreements to be entered into in the future. Without prior written consent of the WFOE, the VIE shareholders shall not transfer or dispose of the pledged equity interests or create or allow any encumbrance on the pledged equity interests. If any economic interests were received by means of their equity interests in the VIEs, such interests belong to the WFOE. The agreement can be early terminated by the WFOE by giving a 30-day prior notice, but not by the VIEs or VIEs’ shareholders.

Agreements that transfer economic benefits of VIEs to the Group include:

Exclusive Services Agreement Under the exclusive services agreement, the Company and the WFOE have the exclusive right to provide comprehensive technical and business support services to the VIEs. In particular, such services include conducting market research and offering strategic business advice, providing information technology services, providing advices on mergers and acquisitions, providing human resources management services, providing intellectual property licensing services, providing support for teaching activities and providing other services that the parties may mutually agree from time to time. In exchange, the VIEs pay annual service fees to the WFOE in the amount equivalent to all of their net income as confirmed by the WFOE. The WFOE has the right to adjust the service fee rates at its sole discretion based on the services provided and the operation conditions of VIEs. The agreement can be early terminated by the WFOE by giving a 30-day prior notice, but not by the VIEs or VIE shareholders.

The Voting Rights Proxy Agreement and Irrevocable Power of Attorney have conveyed all shareholder rights held by the VIEs' shareholders to the WFOE or any person designated by the WFOE, including the right to appoint executive directors of the VIEs to conduct day to day management of the VIEs' businesses, and to approve significant transactions of the VIEs. In addition, the Call Option Agreement provides the WFOE with a substantive kick-out right of the VIEs shareholders through an exclusive option to purchase all or any part of the shareholders' equity interest in the VIEs. The Equity Pledge Agreements further secure the obligations of the shareholders of the VIEs under the above agreements.

Because the Company, through the WFOE, has (i) the power to direct the activities of the VIEs that most significantly affect the entity's economic performance and (ii) the right to receive substantially all of the benefits from the VIEs, the Company is deemed the primary beneficiary of the VIEs. Accordingly, the Company has consolidated the VIEs’ financial results of operations, assets and liabilities in the Group's consolidated financial statements. The aforementioned agreements are effective agreements between a parent and consolidated subsidiaries, neither of which is accounted for in the consolidated financial statements or are ultimately eliminated upon consolidation (i.e. service fees under the Exclusive Services Agreement Agreement).

The Company believes that the contractual arrangements with the VIEs are in compliance with PRC law and are legally enforceable. However, uncertainties in the PRC legal system could limit the Company’s ability to enforce the contractual arrangements. If the legal structure and contractual arrangements were found to be in violation of PRC laws and regulations, the PRC government could:

•	revoke the business and operating licenses of the Company’s PRC subsidiaries and VIEs;
•	discontinue or restrict the operations of any related-party transactions between the Company’s PRC subsidiaries and VIEs;
•	limit the Group’s business expansion in China by way of entering into contractual arrangements;
•	impose fines or other requirements with which the Company’s PRC subsidiaries and VIEs may not be able to comply;
•	require the Company or the Company’s PRC subsidiaries or VIEs to restructure the relevant ownership structure or operations; or
•	restrict or prohibit the Company’s use of the proceeds of the additional public offering to finance the Group’s business and operations in China.

The following consolidated financial statement balances and amounts of the Company's VIEs and their subsidiaries, were included in the accompanying consolidated financial statements after the elimination of intercompany balances and transactions among the Company, its subsidiaries, its VIEs and VIEs’ subsidiaries.

	As at
	February 28,	February 28,
	2018	2019
	RMB	RMB	USD
ASSETS
Total current assets	212,468	149,274	22,309
Total non-current assets	38,697	272,277	40,692
TOTAL ASSETS	251,165	421,551	63,001

LIABILITIES
Total current liabilities	124,127	153,201	22,896
Total non-current liabilities	—	10,903	1,629
TOTAL LIABILITIES	124,127	164,104	24,525

	Year Ended
	February28,	February28,	February28,
	2017	2018	2019
	RMB	RMB	RMB	USD
Total revenue	203,188	300,533	335,643	50,162
Operating income	63,439	79,863	24,929	3,726
Net income	45,802	63,489	25,834	3,861
Net cash provided by operating activities	120,804	88,619	119,185	17,812
Net cash used in investing activities	(10,176)	(11,812)	(151,373)	(22,623)
Net cash provided by financing activities	—	3,550	3,897	582

The VIEs contributed 100%, 100% and 100% of the Group's consolidated revenue for three years ended February 28, 2017, 2018 and 2019. As of February 28, 2018 and 2019, the VIEs accounted for an aggregate of 31.7% and 45.2% respectively, of the audited consolidated total assets, and 92.4% and 93.7% respectively, of the consolidated total liabilities. Total assets not associated with the VIEs mainly consist of cash and cash equivalents and investments under fair value.

There are no terms in any arrangements, considering both explicit arrangements and implicit variable interests that require the Company or its subsidiaries to provide financial support to the VIEs. However, if the VIEs were ever to need financial support, the Group may, at its option and subject to statutory limits and restrictions, provide financial support to its VIE through loans to the shareholders of the VIEs or entrustment loans to the VIEs.

The Group believes that there are no assets held in the VIEs that can be used only to settle obligations of the VIEs, except for registered capital and the PRC statutory reserves. As the VIEs are incorporated as limited liability companies under the PRC Company Law, creditors of the VIEs do not have recourse to the general credit of the Company for any of the liabilities of the VIEs. Relevant PRC laws and regulations restrict the VIEs from transferring a portion of their net assets, equivalent to the balance of its statutory reserve and its share capital, to the Company in the form of loans and advances or cash dividends. Please refer to Note 17 for disclosure of restricted net assets.

Use of estimates

(c) Use of estimates

The preparation of financial statements in conformity with US GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and reported amounts of revenue and expenses during the reporting period. Actual results may differ from these estimates. The Group bases its estimates on historical experience and various other factors believed to be reasonable under the circumstances, the results of which form the basis for making judgments about the carrying value of assets and liabilities that are not readily apparent from other sources. Significant accounting estimates reflected in the Group’s financial statements include assessment of useful lives of long-lived assets, valuation of ordinary shares and warrants, realization of deferred tax assets, impairment assessment of long-lived assets, valuation of share-based compensation and goodwill, fair value assessment of investments and assumptions used to determine the fair value of the assets acquired through business combination. Actual results may differ materially from those estimates.

Fair value

(d) Fair value

Fair value is considered to be the price that would be received from selling an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. When determining the fair value measurements for assets and liabilities required or permitted to be recorded at fair value, the Group considers the principal or most advantageous market in which it would transact and considers assumptions that market participants would use when pricing the asset or liability.

Authoritative literature provides a fair value hierarchy, which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels. The level in the hierarchy within which the fair value measurement in its entirety falls is based upon the lowest level of input that is significant to the fair value measurement as follows:

Level 1 applies to assets or liabilities for which there are quoted prices in active markets for identical assets or liabilities.

Level 2 applies to assets or liabilities for which there are inputs other than quoted prices included within Level 1 that are observable for the asset or liability such as quoted prices for similar assets or liabilities in active markets; quoted prices for identical assets or liabilities in markets with insufficient volume or infrequent transactions (less active markets); or model-derived valuations in which significant inputs are observable or can be derived principally from, or corroborated by, observable market data. The Group has investments measured at fair value on a recurring basis at the end of each reporting period and classified as level 2 fair value measurements (see Note 2(j)). Various inputs for the investment valuation, including time value, volatility factors, current market and contractual prices for the underlying financial instruments, as well as other relevant economic measures, substantially are observable in the marketplace, can be derived from observable data or are supported by observable levels at which transactions are executed in the marketplace.

Level 3 applies to assets or liabilities for which there are unobservable inputs to the valuation methodology that are significant to the measurement of the fair value of the assets or liabilities. The Group had warrants that was required to be measured at fair value on a recurring basis at the end of each reporting period and were classified as level 3 fair value measurements due to significant unobservable inputs involved. Change in fair value and inputs in the valuations are disclosed in Note 12.

The carrying values of financial instruments, which consist of cash and cash equivalents, restricted cash, accounts receivable and contract assets, amounts due from related parties, other receivables, deposits, amounts due to related parties and other current liabilities are recorded at cost which approximates their fair value due to the short-term nature of these instruments.

Foreign currency translation

(e) Foreign currency translation

The Group’s reporting currency is Renminbi (“RMB”). The functional currency of the Company and affiliates incorporated outside the mainland China are the United States dollar (“US dollar” or “US$”). The functional currency of all the other subsidiaries and the VIEs is RMB.

Monetary assets and liabilities of the Group’s overseas entities denominated in currencies other than the RMB are translated into RMB at the rates of exchange ruling at the balance sheet date. Equity accounts are translated at historical exchange rates and revenue, expenses, gains and losses are translated using the average rate for the year. Translation adjustments are reported as foreign currency translation adjustment and are shown as a separate component of other comprehensive income in the consolidated statements of comprehensive income.

Foreign currency risk

(f) Foreign currency risk

The RMB is not a freely convertible currency. The State Administration for Foreign Exchange, under the authority of the People's Bank of China, controls the conversion of RMB into other currencies. The value of the RMB is subject to changes in central government policies, international economic and political developments affecting supply and demand in the China Foreign Exchange Trading System market. The Group’s cash and cash equivalents and restricted cash denominated in RMB amounted to RMB202,911 and RMB161,444(US$24,128) as of February 28, 2018 and 2019, respectively.

Convenience translation

(g) Convenience translation

The Group’s business is primarily conducted in China and almost all of the revenue is denominated in RMB. Translations of balances in the consolidated balance sheets, and the related consolidated statements of operations, comprehensive income (loss), shareholders’ equity and cash flows from RMB into US dollars as of and for the year ended February 28, 2019 are solely for the convenience of the readers and were calculated at the rate of US$1.00=RMB 6.6912, representing the noon buying rate set forth in the H.10 statistical release of the U.S. Federal Reserve Board on February 28, 2019. No representation is made that the RMB amounts could have been, or could be, converted, realized or settled into US$ at that rate on February 28, 2019, or at any other rate.

Cash and cash equivalents

(h) Cash and cash equivalents

Cash and cash equivalents consist of cash on hand, cash in bank, demand deposits and floating rate financial instruments which are unrestricted as to withdrawal or use. The carrying value of cash equivalents approximates market value.

Restricted cash

(i) Restricted cash

The Group's restricted cash represents deposits restricted as to withdrawal or use under government regulations. Restricted cash is classified as non-current based on when the deposits will be released in accordance with the terms of the respective agreements with the banks and governing authorities.

Investments under fair value

(j) Investments under fair value

The Group's investments under fair value pertain to a short-term investment in a mutual fund certificate with a maturity date of November 4, 2019 and long-term investment in a fund-linked note with a maturity date of March 12, 2020. The investment returns are linked to the performance of those publicly traded funds. The Group elects to adopt the fair value option in accordance with ASC 825 Financial Instruments to record the investments at fair value in short-term and long-term investments under fair value in the consolidated balance sheets. Changes in the fair value of the investments are recorded as other (income)/expense, net in the consolidated statements of operations. For the year ended February 28, 2018, the fair value change was immaterial as the long-term investment was newly purchased in the end of February 2018. Loss on fair value changes of RMB 4,783(US$715) was recorded in the consolidated statements of operations for the year ended February 28, 2019.

Property and equipment, net

(k) Property and equipment, net

Property and equipment is generally stated at historical cost and depreciated on a straight-line basis over the estimated useful lives of the assets. Depreciation and amortization expense of long-lived assets is included in either cost of revenue or selling, general and administrative expenses, as appropriate. Property and equipment consists of the following and depreciation is calculated on a straight-line basis over the following estimated useful lives:

Electronic equipment	3 - 5 years
Office equipment & Furniture	3 - 5 years
Motor vehicles	3 - 5 years
Leasehold improvement	Shorter of the lease term or expected useful life

Business Combinations

(l) Business Combinations

The Group accounts for its business combinations using the acquisition method of accounting in accordance with ASC 805 “Business Combinations”. The cost of an acquisition is measured as the aggregate of the acquisition date fair values of the assets transferred and liabilities incurred by the Company to the sellers and equity instruments issued. Transaction costs directly attributable to the acquisition are expensed as incurred. Identifiable assets and liabilities acquired or assumed are measured separately at their fair values as of the acquisition date, irrespective of the extent of any non-controlling interests. The excess of (i) the total costs of acquisition, fair value of the non-controlling interests and acquisition date fair value of any previously held equity interest in the acquiree over (ii) the fair value of the identifiable net assets of the acquiree is recorded as goodwill. Alternatively, the excess of the (i) the fair value of the identifiable net assets of the acquire over (ii) the total costs of acquisition, fair value of the non-controlling interests and acquisition date fair value of any previously held equity interest in the acquiree is recorded as a gain on bargain purchase. Business combinations occurred during the year ended February 28, 2019 are disclosed in Note 3.

Goodwill and intangible assets

(m) Goodwill and intangible assets

Goodwill represents the excess of the purchase price over the fair value of identifiable net assets of businesses acquired. Intangible assets with finite lives are amortized over their estimated useful lives. Several factors give rise to goodwill in our acquisitions, such as the expected benefit from synergies of the combinations and the existing workforce of the acquired businesses.

Goodwill is reviewed at least annually for impairment (February 28 or 29 for the Group). The Group evaluates its goodwill for impairment at the reporting unit level, defined as an operating segment or one level below an operating segment in accordance with ASC Topic 350. The Group identified four reporting units for the year ended February 28, 2019. In the evaluation of goodwill for impairment, the Group may perform a qualitative assessment to determine if it is more likely than not that the fair value of a reporting unit is less than its carrying amount. If it is not, no further analysis is required. If it is, a prescribed two-step goodwill impairment test is performed to identify potential goodwill impairment and measure the amount of goodwill impairment loss to be recognized for that reporting unit, if any.

The first step in the two-step impairment test is to identify if a potential impairment exists by comparing the fair value of a reporting unit with its carrying amount, including goodwill. The fair value of a reporting unit is estimated by applying valuation multiples and/or estimating future discounted cash flows. The selection of multiples is dependent upon assumptions regarding future levels of operating performance as well as business trends and prospects, and industry, market and economic conditions. When estimating future discounted cash flows, the Group considers the assumptions that hypothetical marketplace participants would use in estimating future cash flows. In addition, where applicable, an appropriate discount rate is used, based on an industry-wide average cost of capital or location-specific economic factors. If the fair value of a reporting unit exceeds its carrying amount, goodwill of the reporting unit is not considered to have a potential impairment and the second step of the impairment test is not necessary. However, if the carrying amount of a reporting unit exceeds its fair value, the second step is performed to determine if goodwill is impaired and to measure the amount of impairment loss to recognize, if any.

The second step compares the implied fair value of goodwill with the carrying amount of goodwill. The implied fair value of goodwill is determined in the same manner as the amount of goodwill recognized in a business combination (i.e., the fair value of the reporting unit is allocated to all the assets and liabilities, including any unrecognized intangible assets, as if the reporting unit had been acquired in a business combination and the fair value of the reporting unit was the purchase price paid to acquire the reporting unit). If the implied fair value of goodwill exceeds the carrying amount, goodwill is not considered impaired. However, if the carrying amount of goodwill exceeds the implied fair value, an impairment loss is recognized in an amount equal to that excess.

Based on the results of annual goodwill impairment tests, the Group recognized nil, nil and RMB557(US$83) impairment loss on goodwill during the years ended February 28, 2017, 2018 and 2019.

Acquired intangible assets other than goodwill consist of trade name, student base and customer relationship, school cooperation agreements and non-compete agreement which are carried at cost, less accumulated amortization and impairment. Intangible assets with finite lives are amortized over their estimated useful lives. The useful life of an intangible asset is the period over which the asset is expected to contribute directly or indirectly to future cash flows. The amortization periods by intangible asset classes are as follows:

Trade name	10 - 20 years
Student base and customer relationship	3 - 9 years
School cooperation agreements	5 years
Non-compete agreements	3 years
Software	5 years

The Group did not recognize any impairment loss on intangible asset during the years ended February 28, 2017, 2018 and 2019.

Impairment of long-lived assets

(n) Impairment of long-lived assets

The Group evaluates the recoverability of long-lived assets with determinable useful lives whenever events or changes in circumstances indicate that an asset’s carrying amount may not be recoverable. The Group measures the carrying amount of long-lived asset against the estimated undiscounted future cash flows associated with it. An impairment charge is recognized when the estimated undiscounted cash flows expected to result from the use of the asset plus net proceeds expected from the disposition of the asset, if any, are less than the carrying value of the asset net of other liabilities. The evaluation of asset impairment requires the Group to make assumptions about future cash flows over the life of the asset being evaluated. These assumptions require judgment and actual results may differ from assumed and estimated amounts. No impairment loss was recognized for the years ended February 28, 2017, 2018 and 2019.

Revenue recognition

(o) Revenue recognition

As of March 1, 2018, the Group adopted Accounting Standards Update (ASU) 2014-09, Revenue from Contracts with Customers (“Topic 606”) and all subsequent ASUs that modified ASC 606, using the modified retrospective method for all contracts not completed as of March 1, 2018. Results for reporting periods beginning on March 1, 2018 are presented under Topic 606, while prior period amounts are not adjusted and continue to be reported under the accounting standards in effect for the prior periods. Revenue is recognized when control of promised goods or services is transferred to the Group’s customers in an amount of consideration to which the Group expects to be entitled to in exchange for those goods or services. The Group follows the five steps approach for revenue recognition under Topic 606: (i) identify the contract(s) with a customer, (ii) identify the performance obligations in the contract, (iii) determine the transaction price, (iv) allocate the transaction price to the performance obligations in the contract, and (v) recognize revenue when (or as) the Group satisfies a performance obligation. The implementation of the guidance had no impact on the measurement or recognition of revenue of prior periods, however, additional disclosures have been added in accordance with the ASU.

The Group derives substantially all of its revenue from after-school education tutoring services provided to kindergarten, elementary and middle school students through standard, ivy and special programs, in which revenue is recognized proportionately over time as the tutoring sessions are delivered. The Group recognizes application fees and material fees charged at a point in time, of which the amounts are insignificant for the year ended February 28, 2019 and are included in standard and ivy programs below.

Disaggregation of Revenue

The following tables represent disaggregation of Group's revenue from contracts with customers by main education programs for the years ended February 28, 2017, 2018 and 2019. The Group’s revenue is reported net of value added taxes and surcharges.

	For the year ended
	February 28	February 28	February 28
	2017	2018	2019
	RMB	RMB	RMB	USD
Standard programs	162,227	201,876	255,147	38,132
Ivy programs	33,784	70,458	75,142	11,230
Special programs and others	8,804	29,663	6,785	1,014
Less: sales tax	1,627	1,464	1,431	214
Total	203,188	300,533	335,643	50,162

Standard programs The Group offer expertly designed courses for students of different aptitude levels for each elementary school grade level as well as kindergarten and middle school. Standard program courses are typically offered in regular-sized or small-sized classes on a weekly basis, with class time of two to three hours.

Ivy programs Ivy programs offer customized, small-sized classes for specific student needs such as individualized and in-depth topic review and training for math-oriented conceptual thinking. Students and parents can tailor course parameters such as difficulty of content, pace and class size.

Special programs Special programs include short-term, intensive workshops, courses delivered to K-12 schools as well as specific interest-oriented classes offered for schools.

Others Other revenue comprises mainly of the provision of staff outsourcing and training services.

Each contract of the abovementioned programs represents a series of distinct services, which is delivery of various courses. The services have substantially the same pattern of transfer to the students, as such, they are considered as a single performance obligation. The transaction price is stated in the contract and known at the time of contract inception. The tuition fees are generally collected in advance and are initially recorded as deferred revenue. There is no variable considerations in the contracts with customers, except that the Group offers certain refunds for the standard and ivy programs. These refunds are offered for any unattended classes to students who decide to withdraw from a course. The Group estimates the refund liability based on historical refund rates on a portfolio basis using the expected value method. Reclassification was made from deferred revenue to refund liabilities, which is recorded under accrued expenses and other current liabilities on the consolidated balance sheets, for tuitions collected that are expected to be refunded to the customers in the future. The Group has not experienced significant refunds in the past or in the current year.

Contract balance

Contract assets primarily relate to the Group’s rights to consideration for the school course delivery and staff outsourcing and training services performed but not billed at the reporting date. The contract assets are transferred to the receivables when the rights become unconditional. Contract assets were RMB105 and RMB106(US$16) as of February 28, 2018 and 2019, respectively. All accounts receivable and contract asset amounts are classified as current.

The Group classifies contract liabilities as deferred revenue. For the year ended February 28, 2019, RMB90,101 of revenue is recognized from the beginning balance of contract liabilities as of March 1, 2018. As of February 28, 2019, the contract liabilities was RMB87,870(US$13,132). The difference between the opening and closing balances of the Group's contract liabilities primarily results from the timing difference between the Group's satisfaction of performance obligation and the customer's payment.

Practical expedients and exemptions

The Group has applied the new revenue standard requirements to a portfolio of contracts (or performance obligations) with similar characteristics for transactions where it is expected that the effects on the financial statements of applying the revenue recognition guidance to the portfolio would not differ materially from applying this guidance to the individual contracts (or performance obligations) within that portfolio. Therefore, the Group elects the portfolio approach in applying the new revenue guidance.

The Group has elected to record the incremental costs of obtaining a contract as an expense when incurred if the amortization period of the asset that the entity otherwise would have recognized is one year or less.

The Group has elected to apply the invoice practical expedient to recognize revenue in the amount to which the Group has a right to invoice, given the Group has a right to consideration from a customer in an amount that corresponds directly with the value to the customer of the Group's services completed to date.

Cost of revenue

(p) Cost of revenue

Cost of revenue consists of the following:

•	Staff costs, which primarily consist of teaching salaries and other benefits for the teachers,
•	Education expenses, which primarily consist of expenses related to educational activities, including teaching material expenses and student activity expenses,
•	Rental, utilities and maintenance costs for the learning centers, and
•	Amortization of leasehold improvement of learning centers.

Sales and marketing expenses

(q) Sales and marketing expenses

Sales and marketing expenses primarily consist of marketing and promotional expenses, salaries and benefits expenses related to the Group’s sales and marketing personnel and other expenses related to the Group’s sales and marketing team. Advertising expenses primarily consist of cost of funding payments for the promotion of corporate image and product marketing (see disclosure on funding commitment in Note 14). The Group expenses all advertising costs as incurred and classifies these costs under sales and marketing expenses. For the years ended February 28, 2017, 2018 and 2019, the advertising expenses were RMB10,302, RMB27,033 and RMB26,317(US$3,933), respectively.

Government subsidies

(r) Government subsidies

The Group recognizes government subsidies as subsidy income when they are received because they are not subject to any past or future conditions, performance conditions or conditions of use, and they are not subject to future refunds. Government subsidies received and recognized as subsidy income totaled RMB579, RMB2,432 and RMB4,150(US$620) for the years ended February 28, 2017, 2018 and 2019, respectively.

Income taxes

(s) Income taxes

Current income taxes are provided for in accordance with the laws and regulations applicable to the Group as enacted by the relevant taxing authorities. Income taxes are accounted for under the asset and liability method. Deferred tax assets and liabilities are recognized for temporary differences between the tax basis of assets and liabilities and their reported amounts in the financial statements. Net operating losses are carried forward and credited by applying enacted statutory tax rates applicable to future years when the reported amounts of the asset or liability are expected to be recovered or settled, respectively. Deferred tax assets are reduced by a valuation allowance when, based upon the weight of available evidence, it is more likely than not that some portion or all of the deferred tax assets will not be realized. The components of the deferred tax assets and liabilities are individually classified as non-current.

The impact of an uncertain income tax position on the income tax return is recognized at the largest amount that is more-likely-than-not to be sustained upon audit by the relevant tax authorities. An uncertain income tax position will not be recognized if it has less than a 50% likelihood of being sustained. Interest and penalties on income taxes will be classified as a component of the provisions for income taxes.

Employee benefits

(t) Employee benefits

Obligations for contributions to defined contribution pension plans are recognized as an employee benefit expense in profit or loss in the period during which services are rendered by employees. Pursuant to the relevant labor rules and regulations in the PRC, the Group participates in defined contribution retirement schemes (the “Schemes”) organized by the relevant local government authorities for its eligible employees whereby the Group is required to make contributions to the Schemes at certain percentages of the deemed salary rate announced annually by the local government authorities.

The Group has no other material obligation for payment of pension benefits associated with those schemes beyond the annual contributions described above.

Share-based compensation

(u) Share-based compensation

Share-based payment transactions with employees are measured based on the grant date fair value of the equity instrument issued and recognized as compensation expense adjusted for forfeiture effect on a straight-line basis, over the requisite service period, with a corresponding impact reflected in additional paid-in capital.

The expected term represents the period that share-based awards are expected to be outstanding, giving consideration to the contractual terms of the share-based awards, vesting schedules and expectations of future employee exercise behavior. Volatility is estimated based on annualized standard deviation of daily stock price return of comparable companies for the period before valuation date and with similar span as the expected expiration term. The Group accounts for forfeitures of the share-based awards when they occur. Previously recognized compensation cost for the awards is reversed in the period that the award is forfeited. Amortization of share-based compensation is presented in the same line item in the consolidated statements of operations as the cash compensation of those employees receiving the award.

Non-controlling interests

(v) Non-controlling interests

A non-controlling interest in a subsidiary of the Group represents the portion of the equity (net assets) in the subsidiary not directly or indirectly attributable to the Group. Non-controlling interests are presented as a separate component of equity in the consolidated balance sheet and earnings and other comprehensive income (loss) are attributed to controlling and non-controlling interests.

Comprehensive income (loss)

(w) Comprehensive income (loss)

Comprehensive income (loss) includes all changes in equity except those resulting from investments by owners and distributions to owners. For the years presented, total comprehensive income (loss) included net income and foreign currency translation adjustments.

Operating leases

(x) Operating leases

Leases where substantially all the rewards and risks of the ownership of the assets remain with the leasing companies are accounted for as operating leases. Payments made for the operating leases are charged to the consolidated statements of operations on a straight-line basis over the lease term and have been included in cost of revenue and operating expenses in the consolidated statements of operations.

Earnings (loss) per share

(y) Earnings (loss) per share

Basic earnings (loss) per share are computed by dividing net income (loss) attributable to holders of ordinary shares by the weighted average number of ordinary shares outstanding during the period.

The Group's convertible redeemable preferred shares are participating securities as the preferred shares participate in undistributed earnings on an as-if-converted basis. Accordingly, the Group uses the two-class method whereby net income is allocated on a pro rata basis to the ordinary shares and preferred shares to the extent that each class may share in income for the period, whereas the net loss for the period is allocated to ordinary shares only because the preferred shares do not have contractual obligations to share in loss of the Group.

Diluted earnings (loss) per ordinary share reflects the potential dilution that could occur if securities or other contracts to issue ordinary shares were exercised or converted into ordinary shares. Ordinary share equivalents are excluded from the computation in income periods should their effects be anti-dilutive. The Group had convertible redeemable preferred shares, warrants, and share options, which could potentially dilute basic earnings per share in the future. To calculate the number of shares for diluted earnings (loss) per share, the effect of the convertible redeemable preferred shares and warrants is computed using the two-class method or the as-if converted method, whichever is more dilutive; the effect of the share options is computed using the treasury stock method.

Upon the consummation of the Group's IPO on November 8, 2017, the convertible redeemable preferred shares were automatically converted into ordinary shares. The two-class method of computing earnings per share ceased to apply on such conversion date.

Recent accounting pronouncements

(z) Recent accounting pronouncements adopted

In May 2014, the Financial Accounting Standards Board (FASB) issued ASU 2014-09, Revenue from Contracts with Customers (Topic 606) (ASU 2014-09). The Group adopted ASU 2014-09 and its related amendments (collectively known as ASC 606) effective on March 1, 2018 using the modified retrospective method. See Note 2(o) for the required disclosures related to adoption of this standard and updated accounting policy related to revenue recognition.

In November 2016, the FASB issued ASU 2016-18, Statement of Cash Flows, Restricted Cash, which clarifies guidance on the classification and presentation of restricted cash in the statement of cash flows. ASU 2016-18 becomes effective for the Group on March 1, 2018. As a result of the adoption of the ASU as of February 28, 2019, the Group has changed its presentation to combine restricted cash with cash and cash equivalents when reconciling the beginning-of-period and end-of-period total amounts shown on the statements of cash flows.

In January 2017, the FASB issued ASU 2017-01, “Business Combinations (Topic 805): Clarifying the Definition of a Business". The purpose of amendments is to change the definition of a business to assist entities with evaluating when a set of transferred assets and activities is a business. The amendments are effective for fiscal years beginning after December 15, 2017, including interim periods within those periods. Early adoption is permitted, including for interim or annual periods in which the financial statements have not been issued or made available for issuance. The Group adopted this ASU on March 1, 2018 and the adoption did not have a material impact on the consolidated financial statements.

In May 2017, the FASB issued ASU 2017-09, Compensation — Stock Compensation (Topic 718): Scope of Modification Accounting, which amends the scope of modification accounting for share-based payment arrangements. The ASU provides guidance on the types of changes to the terms or conditions of share-based payment awards to which an entity would be required to apply modification accounting. The ASU is effective for all entities for annual periods, and interim periods within those annual periods, beginning after December 15, 2017. Early adoption is permitted. The Group adopted this ASU on March 1, 2018, and the adoption did not have a material impact on its consolidated financial statements.

(aa) Recent accounting pronouncements not yet adopted

In February 2016, FASB issued ASU 2016-02 related to leases which requires lessees to recognize a lease liability and a right-to-use asset on the balance sheet for all leases, except certain short-term leases. Under the new guidance, lessees must apply a modified retrospective transition approach for leases existing at, or entered into after, the beginning of the earliest comparative period presented in the financial statements. This ASU is effective for fiscal years and interim periods within those years beginning after December 15, 2018,.Early application is permitted. In July 2018, ASU 2016-02 was updated with ASU 2018-11, Targeted Improvements to ASC 842, which provided an optional transition method to apply the new lease requirements through a cumulative-effect adjustments in the period of adoption. The Group expects to adopt ASU 2016-02 beginning March 1, 2019 using the modified retrospective method and will not restate comparative periods, as permitted by the standard. In addition, the Group will elect the transition practical referred to as the “package of three”, that must be taken together and allows entities to (1) not reassess whether existing contracts contain leases, (2) carryforward the existing lease classification, and (3) not reassess initial direct costs associated with existing leases. As of February 28, 2019, the Group has RMB265,072 (US$39,615) of future minimum operating lease commitments that are not currently recognized on its consolidated balance sheets (Note 14). The Group is in the process of completing its evaluation of the effect of the adoption of this ASU and expects the adoption will result in an increase in right-of-use assets and lease liabilities and an insignificant impact on the consolidated statements of operations and cash flows.

In June 2016, the FASB issued ASU 2016-13, Credit Losses, Measurement of Credit Losses on Financial Instruments. This ASU significantly changes how entities will measure credit losses for most financial assets and certain other instruments that are not measured at fair value through net income. The standard will replace today’s incurred loss approach with an expected loss model for instruments measured at amortized cost. Entities will apply the standard’s provisions as a cumulative-effect adjustment to retained earnings as of the beginning of the first reporting period in which the guidance is effective. This ASU is effective for public entities for annual and interim periods beginning after December 15, 2019. Early adoption is permitted for all entities for annual periods beginning after December 15, 2018, and interim periods therein. The Group does not expect a material impact on its consolidated financial statements upon adoption.

In January 2017, the FASB issued ASU 2017-04, “Intangibles - Goodwill and Other (Topic 350): Simplifying the Test for Goodwill Impairment,” which simplifies the test for goodwill impairment by eliminating Step 2 of goodwill impairment analysis, while retaining the option to perform an initial qualitative assessment for a reporting unit to determine if a quantitative impairment test is required. ASU 2017-04 is effective for the Group in fiscal year beginning after December 15, 2019 with early adoption is permitted and should be applied on a prospective basis. The Group expects the adoption of this guidance will not have a material impact to the consolidated financial statements.

In August 2018, the FASB issued ASU 2018-13, "Fair Value Measurement (Topic 820): Disclosure Framework—Changes to the Disclosure Requirements for Fair Value". ASU 2018-13 removes and modifies existing disclosure requirements on fair value measurement, namely regarding transfers between levels of the fair value hierarchy and the valuation processes for Level 3 fair value measurements. Additionally, ASU 2018-13 adds further disclosure requirements for Level 3 fair value measurements, specifically changes in unrealized gains and losses and other quantitative information. ASU 2018-13 is effective for fiscal years and interim periods within those fiscal years, beginning after December 15, 2019, with early adoption permitted. The Group is in the process of evaluating the impact of the ASU on its consolidated financial statements.